Other Assets (Details Textual)	1 Months Ended		12 Months Ended
	Oct. 30, 2018 USD ($)	Oct. 30, 2018 CNY (¥)	Mar. 31, 2019 USD ($) distributors	Mar. 31, 2019 CNY (¥) distributors	Mar. 31, 2018 USD ($)
Other Assets (Textual)
Number of exclusive distributors | distributors			15	15
Subsidy to exclusive distributor for advertising and marketing			$ 148,551
Amount paid to celebrity endorsement fee	$ 445,533
Celebrity endorsement contract period	5 years	5 years
Selling and marketing expenses			$ 6,291,228		$ 5,817,018
Prepayments amortized contract period			3 years	3 years
RMB [Member]
Other Assets (Textual)
Subsidy to exclusive distributor for advertising and marketing | ¥				¥ 1,000,000
Amount paid to celebrity endorsement fee | ¥		¥ 3,000,000